Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments - Debt Instruments Valued At Fair Value - CLP ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument
Financial assets at fair value through other comprehensive income	$ 3,967,392	$ 3,054,809
Investment Grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income	3,967,392	3,054,809
Non-investment grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Without Rating [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 1 - Individual [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income	3,967,392	3,054,795
Stage 1 - Individual [Member] | Investment Grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income	3,967,392	3,054,795
Stage 1 - Individual [Member] | Non-investment grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 1 - Individual [Member] | Without Rating [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 2 - Individual [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income		14
Stage 2 - Individual [Member] | Investment Grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income		14
Stage 2 - Individual [Member] | Non-investment grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 2 - Individual [Member] | Without Rating [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 3 - Individual [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 3 - Individual [Member] | Investment Grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 3 - Individual [Member] | Non-investment grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 3 - Individual [Member] | Without Rating [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income